Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues		$ 24,914,618	$ 18,918,847	$ 21,146,463
Cost of revenues		(17,224,749)	(13,245,171)	(14,385,492)
Gross profit		7,689,869	5,673,676	6,760,971
Operating expenses:
Selling and marketing expenses		(746,119)	(653,218)	(1,177,448)
General and administrative expenses		(6,800,745)	(544,304)	(579,353)
Research and development expenses		(3,269,086)	(1,677,456)	(1,371,912)
Total operating expenses		(10,815,950)	(2,874,978)	(3,128,713)
Operating (loss) income		(3,126,081)	2,798,698	3,632,258
Other (expenses) income:
Loss from sale of property and equipment		(1,538,023)
Loss from sale of accounts receivable		(1,097,204)
Interest expenses, net		(167,146)	(126,373)	(52,349)
Government subsidies		18,994	45,638	595,593
Other expenses		(73,182)
Total other (expenses) income, net		(2,856,561)	(80,735)	543,244
(Loss) income before income tax		(5,982,642)	2,717,963	4,175,502
Income tax benefit (expenses)		269,962	(276,189)	(715,040)
Net (loss) income		$ (5,712,680)	$ 2,441,774	$ 3,460,462
(Loss) earnings per share, basic	[1]	$ (0.53)	$ 0.24	$ 0.35
(Loss) earnings per share, diluted	[1]	$ (0.53)	$ 0.24	$ 0.35
Weighted average number of shares outstanding, basic	[1]	10,736,359	10,000,000	10,000,000
Weighted average number of shares outstanding, diluted	[1]	10,736,359	10,000,000	10,000,000
Net (loss) income		$ (5,712,680)	$ 2,441,774	$ 3,460,462
Foreign currency translation adjustments		120,680	(31,462)	(279,973)
Total comprehensive (loss) income		$ (5,592,000)	$ 2,410,312	$ 3,180,489

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1) and share split (Note 15).